Income Taxes - Schedule of Income Tax Provision (Detail) - USD ($)	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Deferred Federal, State and Local, Tax Expense (Benefit) [Abstract]
U.S. federal	$ 32,070,654
State	6,350,211
Total Deferred	38,420,865
Change in valuation allowance	(38,420,865)
Provision for income taxes	$ 0	$ 0